SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	Sep. 14, 2021	Apr. 30, 2023	Oct. 31, 2022	Apr. 30, 2022	Oct. 31, 2021
Property, Plant and Equipment [Line Items]
Oil and gas property full cost method net		$ 7,341,252	$ 5,836,232	$ 5,583,720	$ 5,583,720
Advances to affiliate		1,365,148	1,900,000	1,900,000	1,900,000
Cash equivalents		0	0		0
Deferred offering costs			1,643,881		190,298
Impairment of long-lived assets		$ 0	$ 0		$ 0
Stock Issued During Period, Shares, New Issues	4,900,000
South Salinas Project [Member]
Property, Plant and Equipment [Line Items]
Business acquisition percentage.	82.75%
Trio LLC [Member]
Property, Plant and Equipment [Line Items]
Stock Issued During Period, Shares, New Issues	4,900,000
Business acquisition percentage.	45.00%	1.00%	29.00%		45.00%
Trio LLC [Member] | South Salinas Project [Member]
Property, Plant and Equipment [Line Items]
Business acquisition percentage.	82.75%
Trio LLC [Member] | South Salinas Project [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Business acquisition percentage.	85.75%
Previously Reported [Member]
Property, Plant and Equipment [Line Items]
Oil and gas property full cost method net				7,483,720	$ 7,483,720
Advances to affiliate